Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING
23	SEGMENT REPORTING

The group reporting is organized and managed in two major business units. All of our revenue is derived from one segment country which is in Malaysia.

The reportable segments are summarized as follows:

i)	Large-scale solar — Large-scale solar projects are utility scale solar PV power plants with installed generating capacity of 1 MWac or more. Large-scale solar projects are ground mounted and floating and are designed to supply power to the power grid. For the majority of our large-scale solar projects, we usually act as the contractor to the project awarder, who is the main contractor for a solar project.

ii)	Commercial & Industrial — C&I projects are smaller scale solar projects where the solar PV systems are installed on rooftops and are designed to generate electricity for commercial and industrial properties for their own consumption, such as factories, warehouses and commercial stores. For C&I projects, we usually sign a service contract with the project owner and act as the main contractor.

Revenue from contract services primarily involved project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved supply and selling of solar mounting structures and accessories. Consequently, both segments contribute to revenue from contract services and sales of goods, as reflected in our disclosed financial reports.

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
By Business Unit	RM	RM	Convenience Translation USD
Revenue
Large Scale Solar Contract Services	18,705,854	31,310,177	7,432,683
Commercial & Industrial Contract Services	4,075,825	21,648,404	5,139,087
Large Scale Solar Sales of Goods	5,746,020	—	—
Commercial & Industrial Sales of Goods	1,911,886	2,507,413	595,232
Total revenue	30,439,585	55,465,994	13,167,002

Cost of Sales
Large Scale Solar Contract Services	(18,266,261)	(28,708,507)	(6,815,076)
Commercial & Industrial Contract Services	(3,140,653)	(18,632,087)	(4,423,047)
Large Scale Solar Sales of Goods	(5,064,522)	—	—
Commercial & Industrial Sales of Goods	(1,740,685)	(2,262,004)	(536,974)
Total cost of sales	(28,212,121)	(49,602,598)	(11,775,097)

Large Scale Solar gross profit	1,121,091	2,601,670	617,607
Commercial & Industrial gross profit	1,106,373	3,261,726	774,298
Total gross profit	2,227,464	5,863,396	1,391,905
Selling and administrative expenses	(3,454,946)	(6,127,228)	(1,454,534)
Selling and administrative expenses to related parties	(56,441)	(216,352)	(51,360)
Loss from operations before income tax	(1,283,923)	(480,184)	(113,989)

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
Total assets	RM	RM	Convenience Translation USD
Large Scale Solar segment	49,139,582	51,498,736	12,225,219
Commercial & Industrial segment	33,956,854	23,083,016	5,479,648
Total of reportable segments	83,096,436	74,581,752	17,704,867
Corporate and other	31,195,694	47,390,780	11,250,037
Consolidated total assets	114,292,130	121,972,532	28,954,904

Total liabilities	RM	RM	Convenience Translation USD
Large Scale Solar segment	21,362,655	16,445,691	3,904,021
Commercial & Industrial segment	29,714,895	12,621,562	2,996,217
Total of reportable segments	51,077,550	29,067,252	6,900,238
Corporate and other	46,093,102	75,596,487	17,945,754
Consolidated total liabilities	97,170,652	104,663,739	24,845,992

22	SEGMENT REPORTING

The group reporting is organized and managed in two major business units. All of our revenue is derived from one segment country which is in Malaysia.

The reportable segments are summarized as follows:

i)	Large-scale solar — Large-scale solar projects are utility scale solar PV power plants with installed generating capacity of 1 MWac or more. Large-scale solar projects are ground mounted and are designed to supply power to the power grid. For the majority of our large-scale solar projects, we usually act as the contractor to the project awarder, who is the main contractor for a solar project.

ii)	Commercial & Industrial — C&I projects are smaller scale solar projects where the solar PV systems are installed on rooftops and are designed to generate electricity for commercial and industrial properties for their own consumption, such as factories, warehouses and commercial stores. For C&I projects, we usually sign a service contract with the project owner and act as the main contractor.

Revenue from contract services primarily involved project execution, including construction, installation and integration works, testing and commissioning of our solar projects. Revenue from sales of goods involved supply and selling of solar mounting structures and accessories. Consequently, both segments contribute to revenue from contract services and sales of goods, as reflected in our disclosed financial reports.

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
By Business Unit	RM	RM	RM	Convenience Translation USD
Revenue
Large Scale Solar Contract Services	32,657,036	100,377,899	50,641,696	11,315,315
Commercial & Industrial Contract Services	6,490,282	12,289,223	17,091,509	3,818,905
Large Scale Solar Sales of Goods	19,104,430	31,610,675	18,223,295	4,071,790
Commercial & Industrial Sales of Goods	5,257,718	3,776,176	4,388,088	980,469
Total revenue	63,509,466	148,053,973	90,344,588	20,186,479

Cost of Sales
Large Scale Solar Contract Services	(27,734,735)	(87,239,254)	(48,888,238)	(10,923,525)
Commercial & Industrial Contract Services	(4,566,630)	(10,880,570)	(14,634,333)	(3,269,877)
Large Scale Solar Sales of Goods	(17,641,212)	(28,926,094)	(16,521,415)	(3,691,523)
Commercial & Industrial Sales of Goods	(4,882,523)	(3,155,108)	(4,058,132)	(906,744)
Total cost of sales	(54,825,100)	(130,201,026)	(84,102,118)	(18,791,669)

Large Scale Solar Gross profit	6,385,519	15,823,226	3,455,338	772,057
Commercial & Industrial Gross profit	2,298,847	2,029,721	2,787,132	622,753
Total gross profit	8,684,366	17,852,947	6,242,470	1,394,810
Selling and administrative expenses	(3,244,159)	(6,596,538)	(11,734,782)	(2,622,005)
Selling and administrative expenses to related parties	(173,792)	(102,109)	(115,419)	(25,789)
Income/(Loss) from operations before income tax	5,266,415	11,154,300	(5,607,731)	(1,252,984)

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
Total assets	RM	RM	RM	Convenience Translation USD
Large Scale Solar segment	20,133,617	60,580,358	49,139,582	10,979,685
Commercial & Industrial segment	3,717,891	12,553,577	33,956,854	7,587,277
Total of reportable segments	23,851,508	73,133,935	83,096,436	18,566,962
Corporate and other	10,504,811	10,739,584	31,195,694	6,970,326
Consolidated total assets	34,356,319	83,873,519	114,292,130	25,537,288

Total liabilities	RM	RM	RM	Convenience Translation USD
Large Scale Solar segment	14,122,911	33,875,532	21,362,655	4,773,245
Commercial & Industrial segment	5,274,767	4,543,341	29,714,895	6,639,458
Total of reportable segments	19,397,678	38,418,873	51,077,550	11,412,703
Corporate and other	7,320,208	30,664,984	46,093,102	10,298,984
Consolidated total liabilities	26,717,886	69,083,857	97,170,652	21,711,687